ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Salary and welfare payable	507,867	361,560
Other accrued expense	118,002	132,184
Other tax payable	93,902	85,788
Refund liability (1)	120,709	78,630
Accrued marketing expense	366,426	27,005
Payable for investments and acquisitions	102,606	1,870
Others	5,990	6,228
	1,315,502	693,265

(1)
Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.